UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21411
Eaton Vance Senior Floating-Rate Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Eaton Vance Senior Floating-Rate Trust	as of January 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 134.6% (1)

Principal
Amount	Borrower/Tranche Description	Value

Aerospace and Defense — 1.5%
	Alliant Techsystems, Inc.
$2,934,010	Term Loan, 4.36%, Maturing March 31, 2011	$2,976,186
	K&F Industries, Inc.
1,697,474	Term Loan, 5.08%, Maturing November 18, 2012	1,726,827
	Standard Aero Holdings, Inc.
636,836	Term Loan, 4.99%, Maturing August 24, 2012	646,986
	Transdigm, Inc.
1,989,987	Term Loan, 4.67%, Maturing July 22, 2010	2,019,216
	United Defense Industries, Inc.
1,164,522	Term Loan, 4.57%, Maturing June 30, 2009	1,179,564
	Vought Aircraft
1,185,000	Term Loan, 5.08%, Maturing December 17, 2011	1,204,256
		$9,753,035

Air Transport — 0.2%
	United Airlines, Inc.
1,000,000	DIP Loan, 8.00%, Maturing June 30, 2005	1,009,375
		$1,009,375

Automotive — 7.3%
	Affina Group, Inc.
617,000	Term Loan, 5.44%, Maturing November 30, 2011	627,489
	Collins & Aikman Products, Co.
2,592,702	Revolving Loan, 6.34%, Maturing August 31, 2009	2,601,885
	CSA Acquisition Corp.
230,000	Term Loan, 4.75%, Maturing December 23, 2011	232,492
370,000	Term Loan, 4.75%, Maturing December 23, 2011	374,008

	Dayco Products, LLC
$2,885,500	Term Loan, 5.37%, Maturing June 23, 2011	$2,932,389
	Dura Operating Corp.
2,225,437	Term Loan, 5.05%, Maturing March 31, 2007	2,245,838
	Exide Technologies
1,240,000	Term Loan, 6.02%, Maturing May 5, 2010	1,209,000
1,240,000	Term Loan, 6.02%, Maturing May 5, 2010	1,209,000
	Federal-Mogul Corp.
2,559,019	Term Loan, 4.65%, Maturing February 24, 2005	2,430,748
7,076,029	Revolving Loan, 4.15%, Maturing December 31, 2005	6,700,115
	HLI Operating Co., Inc.
6,662,768	Term Loan, 6.24%, Maturing June 3, 2009	6,787,695
	Key Automotive Group
1,446,777	Term Loan, 5.55%, Maturing June 29, 2010	1,472,096
	R.J. Tower Corp.
1,745,625	Term Loan, 9.56%, Maturing January 29, 2010	1,779,993
	Tenneco Automotive, Inc.
2,238,142	Term Loan, 5.35%, Maturing December 12, 2009	2,281,971
1,924,137	Term Loan, 5.40%, Maturing December 12, 2010	1,961,818
	The Goodyear Tire & Rubber Co.
2,000,000	Term Loan, 6.56%, Maturing March 31, 2006	2,036,876
3,750,000	Term Loan, 7.03%, Maturing March 31, 2006	3,810,937
	TI Automotive Limited
1,200,000	Term Loan, 6.03%, Maturing June 30, 2011	1,193,250
	TRW Automotive, Inc.
4,597,867	Term Loan, 4.38%, Maturing February 27, 2011	4,612,236
		$46,499,836

Beverage and Tobacco — 1.9%
	Constellation Brands, Inc.
5,770,000	Term Loan, 4.40%, Maturing December 22, 2011	5,849,337
	Culligan International Co.
1,175,000	Term Loan, 4.92%, Maturing September 30, 2011	1,192,869
	DS Waters, L.P.
320,693	Term Loan, 6.85%, Maturing November 7, 2009	300,951

	Southern Wine & Spirits of America
$3,809,155	Term Loan, 4.81%, Maturing June 28, 2008	$3,865,699
	Sunny Delight Beverages Co.
640,000	Term Loan, 6.78%, Maturing August 20, 2010	625,600
		$11,834,456

Building and Development — 7.0%
	BRE/Homestead, LLC
4,000,000	Term Loan, 6.45%, Maturing January 11, 2006	3,992,500
	DMB/CHII, LLC
1,025,664	Term Loan, 4.85%, Maturing March 3, 2009	1,028,228
	Formica Corp.
51,318	Term Loan, 7.73%, Maturing June 10, 2010	51,574
63,598	Term Loan, 7.73%, Maturing June 10, 2010	63,916
124,360	Term Loan, 7.73%, Maturing June 10, 2010	124,981
183,057	Term Loan, 7.73%, Maturing June 10, 2010	183,972
	FT-FIN Acquistion, LLC
1,264,953	Term Loan, 6.94%, Maturing November 17, 2007	1,268,115
	General Growth Properties, Inc.
8,705,000	Term Loan, 4.64%, Maturing November 12, 2008	8,774,823
	Landsource Communities, LLC
6,011,000	Term Loan, 5.06%, Maturing March 31, 2010	6,106,702
	Maax Corp.
815,900	Term Loan, 5.15%, Maturing June 4, 2011	825,079
	NCI Building Systems, Inc.
748,825	Term Loan, 4.39%, Maturing June 18, 2010	759,121
	Newkirk Master, L.P.
480,021	Term Loan, 7.02%, Maturing November 24, 2006	487,221
	Newkirk Tender Holdings, LLC
1,806,929	Term Loan, 7.06%, Maturing May 25, 2006	1,824,998
1,277,778	Term Loan, 8.48%, Maturing May 25, 2006	1,290,556
	Nortek, Inc.
1,795,500	Term Loan, 4.75%, Maturing August 27, 2011	1,827,295
	Panolam Industries Holdings
995,079	Term Loan, 5.68%, Maturing June 3, 2011	1,008,761
1,181,536	Term Loan, 9.94%, Maturing December 3, 2011	1,209,597

	Ply Gem Industries, Inc.
$700,000	Term Loan, 4.59%, Maturing February 12, 2011	$708,750
192,006	Term Loan, 5.28%, Maturing February 12, 2011	194,406
1,307,619	Term Loan, 5.28%, Maturing February 12, 2011	1,323,964
	South Edge, LLC
612,500	Term Loan, 4.44%, Maturing October 31, 2007	615,754
787,500	Term Loan, 4.69%, Maturing October 31, 2009	794,145
	St. Marys Cement, Inc.
5,930,050	Term Loan, 4.56%, Maturing December 4, 2010	6,000,470
	The Woodlands Community Property Co.
1,022,000	Term Loan, 5.00%, Maturing November 30, 2007	1,030,942
319,000	Term Loan, 7.13%, Maturing November 30, 2007	323,785
	Tousa/Kolter, LLC
1,794,000	Term Loan, 4.19%, Maturing January 7, 2008	1,802,970
	W9/Gpt Real Estate, L.P
896,293	Term Loan, 4.64%, Maturing March 27, 2006	896,293
		$44,518,918

Business Equipment and Services — 3.1%
	Allied Security Holdings, LLC
1,735,714	Term Loan, 6.81%, Maturing June 30, 2010	1,763,920
	Baker & Taylor, Inc.
2,200,000	Term Loan, 9.35%, Maturing May 6, 2011	2,219,250
	Buhrmann US, Inc.
3,163,117	Term Loan, 4.94%, Maturing December 31, 2010	3,204,633
	Global Imaging Systems, Inc.
488,807	Term Loan, 4.66%, Maturing May 10, 2010	494,917
	Infousa, Inc.
954,545	Term Loan, 5.06%, Maturing March 25, 2009	964,091
	Iron Mountain, Inc.
2,327,290	Term Loan, 4.19%, Maturing April 2, 2011	2,344,454
	Language Line, Inc.
2,726,316	Term Loan, 6.77%, Maturing June 11, 2011	2,764,940
	Mitchell International, Inc.
411,075	Term Loan, 5.55%, Maturing August 13, 2011	417,627
1,243,750	Term Loan, 8.80%, Maturing August 13, 2012	1,254,633

	Quintiles Transnational Corp.
$992,462	Term Loan, 6.82%, Maturing September 25, 2009	$1,009,830
	United Online, Inc.
415,000	Term Loan, 5.90%, Maturing December 13, 2008	420,706
	Williams Scotsman, Inc.
2,681,012	Term Loan, 5.38%, Maturing December 31, 2006	2,717,876
		$19,576,877

Cable and Satellite Television — 8.1%
	Adelphia Communications Corp.
1,801,762	DIP Loan, 4.81%, Maturing March 31, 2005	1,813,398
	Atlantic Broadband Finance, LLC
4,294,434	Term Loan, 5.69%, Maturing February 10, 2011	4,381,216
	Bragg Communication, Inc.
1,047,375	Term Loan, 4.90%, Maturing August 31, 2011	1,061,776
	Bresnan Communications, LLC
2,000,000	Term Loan, 6.04%, Maturing September 30, 2009	2,024,376
	Canadien Cable Acquisition
1,492,500	Term Loan, 5.56%, Maturing July 30, 2011	1,509,758
	Cebridge Connections, Inc.
1,498,675	Term Loan, 5.56%, Maturing February 23, 2009	1,504,295
1,588,000	Term Loan, 8.23%, Maturing February 23, 2010	1,599,910
	Charter Communications Operating, LLC
12,288,250	Term Loan, 5.98%, Maturing April 27, 2011	12,266,303
	Insight Midwest Holdings, LLC
5,182,575	Term Loan, 5.44%, Maturing December 31, 2009	5,270,031
1,980,000	Term Loan, 5.44%, Maturing December 31, 2009	2,013,721
	Mediacom Broadband
5,970,000	Term Loan, 5.00%, Maturing September 30, 2010	6,050,971
	Mediacom Illinois, LLC
2,820,000	Term Loan, 4.88%, Maturing March 31, 2013	2,832,588
	NTL, Inc.
2,300,000	Term Loan, 5.20%, Maturing April 13, 2012	2,323,000
	Panamsat Corp.
5,090,617	Term Loan, 5.25%, Maturing August 20, 2011	5,135,893

	UGS Corp.
$1,373,100	Term Loan, 4.83%, Maturing May 27, 2011	$1,394,555
		$51,181,791
Chemicals and Plastics — 6.6%
	Brenntag, AG
2,975,000	Term Loan, 4.73%, Maturing December 9, 2011	3,004,452
	Hercules, Inc.
878,363	Term Loan, 3.99%, Maturing October 8, 2010	888,656
	Huntsman International, LLC
6,698,866	Term Loan, 5.00%, Maturing December 31, 2010	6,804,373
	Huntsman, LLC
2,200,000	Term Loan, 6.05%, Maturing March 31, 2010	2,239,050
	Innophos, Inc.
799,815	Term Loan, 3.87%, Maturing August 13, 2010	810,813
	Invista B.V.
3,601,940	Term Loan, 5.31%, Maturing April 29, 2011	3,669,477
1,625,108	Term Loan, 5.31%, Maturing April 29, 2011	1,652,532
	ISP Chemco, Inc.
1,488,750	Term Loan, 4.40%, Maturing March 27, 2011	1,507,050
	Kraton Polymer
3,316,788	Term Loan, 5.33%, Maturing December 5, 2008	3,347,193
	Nalco Co.
6,594,684	Term Loan, 4.64%, Maturing November 4, 2010	6,694,059
	Professional Paint, Inc.
962,813	Term Loan, 5.74%, Maturing September 30, 2011	976,051
	Rockwood Specialties Group, Inc.
3,450,000	Term Loan, 4.95%, Maturing July 30, 2012	3,492,818
	Solo Cup Co.
2,693,741	Term Loan, 4.99%, Maturing February 27, 2011	2,745,092
	United Industries Corp.
1,024,850	Term Loan, 6.75%, Maturing April 29, 2011	1,027,412
995,000	Term Loan, 8.75%, Maturing October 31, 2011	997,487
	Wellman, Inc.
2,250,000	Term Loan, 6.16%, Maturing February 10, 2009	2,290,313
		$42,146,828

Clothing/Textiles — 0.6%
	Propex Fabrics, Inc.
$350,000	Term Loan, 4.70%, Maturing December 1, 2011	$351,312
	SI Corp.
1,586,226	Term Loan, 6.61%, Maturing December 9, 2009	1,612,993
	St. John Knits International
974,596	Term Loan, 6.06%, Maturing July 31, 2007	984,951
	The William Carter Co.
950,808	Term Loan, 5.01%, Maturing September 30, 2008	965,070
		$3,914,326

Conglomerates — 2.3%
	Amsted Industries, Inc.
3,500,538	Term Loan, 5.43%, Maturing October 15, 2010	3,565,081
	Blount, Inc.
739,050	Term Loan, 5.08%, Maturing August 9, 2010	751,675
	Goodman Global Holdings, Inc.
1,205,000	Term Loan, 4.81%, Maturing December 23, 2011	1,224,581
	Johnson Diversey, Inc.
1,603,902	Term Loan, 4.43%, Maturing November 30, 2009	1,632,722
	Polymer Group, Inc.
489,114	Term Loan, 5.78%, Maturing April 27, 2010	494,922
1,750,000	Term Loan, 8.78%, Maturing April 27, 2011	1,769,687
	PP Acquisition Corp.
2,787,247	Term Loan, 4.83%, Maturing November 12, 2011	2,829,056
	Rexnord Corp.
2,363,822	Term Loan, 5.46%, Maturing November 30, 2009	2,387,460
		$14,655,184

Containers and Glass Products — 7.7%
	Ball Corp.
1,725,226	Term Loan, 4.31%, Maturing December 31, 2009	1,750,242
	Berry Plastics Corp.
2,136,087	Term Loan, 4.22%, Maturing July 22, 2010	2,169,019
	Bway Corp.
603,260	Term Loan, 4.75%, Maturing June 30, 2011	613,565
	Celanese AG
1,496,250	Term Loan, 4.81%, Maturing April 6, 2011	1,501,861

	Consolidated Container Holding
$1,194,000	Term Loan, 5.13%, Maturing December 15, 2008	$1,209,671
	Dr. Pepper/Seven Up Bottling
6,410,759	Term Loan, 4.47%, Maturing December 19, 2010	6,519,741
	Graham Packaging Holdings Co.
4,400,000	Term Loan, 5.09%, Maturing October 7, 2011	4,465,608
2,000,000	Term Loan, 6.81%, Maturing October 7, 2012	2,056,750
	Graphic Packaging International, Inc.
5,666,972	Term Loan, 5.14%, Maturing August 8, 2009	5,769,686
	Greif Bros. Corp.
390,000	Term Loan, 3.63%, Maturing August 31, 2008	394,550
	IPG (US), Inc.
1,182,038	Term Loan, 4.79%, Maturing July 28, 2011	1,197,552
	Owens-Illinois, Inc.
1,711,837	Term Loan, 4.95%, Maturing April 1, 2007	1,742,950
809,918	Term Loan, 5.23%, Maturing April 1, 2008	824,598
1,210,343	Term Loan, 5.33%, Maturing April 1, 2008	1,233,188
	Printpack Holdings, Inc.
1,206,592	Term Loan, 4.38%, Maturing April 30, 2009	1,219,412
	Silgan Holdings, Inc.
3,537,591	Term Loan, 4.33%, Maturing December 31, 2008	3,588,444
	Smurfit-Stone Container Corp.
589,195	Term Loan, 2.10%, Maturing November 1, 2011	598,769
1,496,686	Term Loan, 4.44%, Maturing November 1, 2011	1,520,774
4,708,731	Term Loan, 4.57%, Maturing November 1, 2011	4,783,482
	Sola International, Inc.
3,850,000	Term Loan, 5.08%, Maturing December 11, 2009	3,902,937
	U.S. Can Corp.
1,488,750	Term Loan, 6.40%, Maturing January 10, 2010	1,485,959
		$48,548,758

Cosmetics/Toiletries — 1.1%
	American Safety Razor Co.
333,334	Term Loan, 9.11%, Maturing October 29, 2011	338,334

	Church & Dwight Co., Inc.
$1,825,560	Revolving Loan, 4.31%, Maturing May 30, 2011	$1,851,041
	Prestige Brands, Inc.
1,786,500	Term Loan, 5.29%, Maturing April 7, 2011	1,805,482
2,000,000	Term Loan, 9.00%, Maturing April 7, 2011	2,052,084
	Revlon Consumer Products Corp.
1,080,000	Term Loan, 8.51%, Maturing July 9, 2010	1,124,100
		$7,171,041

Drugs — 0.7%
	Herbalife International, Inc.
560,000	Term Loan, 5.16%, Maturing December 21, 2010	569,625
	Warner Chilcott Corp.
1,019,585	Term Loan, 5.23%, Maturing January 18, 2012	1,028,379
471,020	Term Loan, 5.23%, Maturing January 18, 2012	475,082
2,530,294	Term Loan, 5.23%, Maturing January 18, 2012	2,552,118
		$4,625,204

Ecological Services and Equipment — 3.6%
	Alderwoods Group, Inc.
333,841	Term Loan, 4.63%, Maturing September 29, 2009 (2)	339,057
	Allied Waste Industries, Inc.
1,520,357	Term Loan, 3.90%, Maturing January 15, 2009	1,541,975
6,325,476	Term Loan, 5.13%, Maturing January 15, 2010	6,426,570
1,093,706	Term Loan, 5.26%, Maturing January 15, 2010	1,111,251
	Casella Waste Systems, Inc.
2,450,000	Term Loan, 5.14%, Maturing January 24, 2010	2,481,392
	Environmental Systems, Inc.
1,434,289	Term Loan, 6.12%, Maturing December 12, 2008	1,452,217
2,500,000	Term Loan, 12.49%, Maturing December 12, 2010	2,584,375
	IESI Corp.
970,588	Term Loan, 4.65%, Maturing January 20, 2012	986,360
	Ionics, Inc.
1,690,634	Term Loan, 5.31%, Maturing February 13, 2011	1,696,447
	National Waterworks, Inc.
918,033	Term Loan, 5.06%, Maturing November 22, 2009	934,098

	Sensus Metering Systems, Inc.
$383,478	Term Loan, 4.92%, Maturing December 17, 2010	$385,955
2,556,522	Term Loan, 5.16%, Maturing December 17, 2010	2,573,032
		$22,512,729
Electronics/Electrical — 2.8%
	Amphenol Corp.
2,320,000	Term Loan, 3.79%, Maturing May 6, 2010	2,347,912
	Communications & Power, Inc.
1,094,697	Term Loan, 4.93%, Maturing July 23, 2010	1,110,604
	Enersys Capital, Inc.
1,094,500	Term Loan, 4.27%, Maturing March 17, 2011	1,112,286
	Fairchild Semiconductor Corp.
738,750	Term Loan, 4.69%, Maturing June 19, 2008	747,061
1,235,000	Term Loan, 4.69%, Maturing December 31, 2010	1,248,894
	Invensys International Holding
3,064,594	Term Loan, 6.09%, Maturing September 5, 2009	3,118,224
	Memec Group, Ltd.
1,875,000	Term Loan, 10.50%, Maturing June 15, 2010	1,883,437
	Seagate Technology Holdings
2,145,000	Term Loan, 4.56%, Maturing November 22, 2006	2,182,203
	Security Co, Inc.
995,000	Term Loan, 6.44%, Maturing June 28, 2010	1,004,950
1,000,000	Term Loan, 10.31%, Maturing June 28, 2011	1,002,500
	Vertafore, Inc.
1,500,000	Term Loan, 5.27%, Maturing December 22, 2010	1,511,250
500,000	Term Loan, 8.52%, Maturing December 22, 2011	508,750
		$17,778,071

Equipment Leasing — 1.2%
	Ashtead Group, PLC
1,000,000	Term Loan, 4.81%, Maturing November 12, 2009	1,015,625
	United Rentals, Inc.
1,121,250	Term Loan, 3.36%, Maturing February 14, 2011	1,138,420
5,564,203	Term Loan, 4.81%, Maturing February 14, 2011	5,650,276
		$7,804,321

Farming/Agriculture — 0.3%
	Central Garden & Pet Co.
$987,469	Term Loan, 4.33%, Maturing May 19, 2009	$994,875
	The Scotts Co.
837,894	Term Loan, 4.06%, Maturing September 30, 2010	846,872
		$1,841,747

Financial Intermediaries — 0.5%
	Coinstar, Inc.
581,988	Term Loan, 4.84%, Maturing July 7, 2011	592,172
	Refco Group Ltd., LLC
2,778,300	Term Loan, 5.27%, Maturing August 5, 2011	2,811,987
		$3,404,159

Food Products — 5.3%
	Acosta Sales Co., Inc.
997,500	Term Loan, 4.62%, Maturing August 13, 2010	1,013,398
	American Seafoods Holdings, LLC
1,647,204	Term Loan, 5.81%, Maturing March 31, 2009	1,671,398
	Atkins Nutritional, Inc.
946,565	Term Loan, 8.18%, Maturing November 26, 2009	856,641
	Del Monte Corp.
2,082,580	Term Loan, 4.96%, Maturing December 20, 2010	2,095,596
	Doane Pet Care Co.
2,114,700	Term Loan, 6.43%, Maturing November 5, 2009	2,151,707
	Dole Food Co., Inc.
585,665	Term Loan, 4.71%, Maturing September 29, 2008	595,457
	Interstate Brands Corp.
1,047,089	Term Loan, 6.65%, Maturing July 19, 2007	1,024,838
	Land O’ Lakes
590,062	Term Loan, 5.71%, Maturing October 1, 2007	599,404
	Merisant Co.
3,309,304	Term Loan, 5.48%, Maturing January 31, 2010	3,323,782
	Michael Foods, Inc.
4,044,889	Term Loan, 5.07%, Maturing November 20, 2010	4,115,674
6,000,000	Term Loan, 6.59%, Maturing November 20, 2011	6,172,500
	Pinnacle Foods Holdings Corp.
4,372,918	Term Loan, 5.81%, Maturing November 25, 2010	4,381,118
1,234,707	Term Loan, 5.81%, Maturing November 25, 2010	1,235,735

	Reddy Ice Group, Inc.
$700,718	Term Loan, 5.08%, Maturing July 31, 2009	$709,769
2,102,155	Term Loan, 5.08%, Maturing July 31, 2009	2,129,308
	Seminis Vegetable Seeds, Inc.
1,399,342	Term Loan, 4.46%, Maturing September 30, 2009	1,406,630
		$33,482,955

Food Service — 3.0%
	AFC Enterprises, Inc.
951,801	Term Loan, 6.07%, Maturing May 23, 2008	961,319
700,560	Term Loan, 5.78%, Maturing May 23, 2009	707,127
	Buffets, Inc.
418,182	Term Loan, 5.70%, Maturing June 28, 2009	420,273
2,209,162	Term Loan, 6.27%, Maturing June 28, 2009	2,220,208
	Carrols Corp.
545,000	Term Loan, 5.06%, Maturing May 31, 2010	554,537
	CKE Restaurants, Inc.
482,264	Term Loan, 4.94%, Maturing May 1, 2010	489,497
	Denny’s, Inc.
970,000	Term Loan, 5.73%, Maturing September 21, 2009	992,735
	Domino’s, Inc.
6,544,969	Term Loan, 4.31%, Maturing June 25, 2010	6,637,692
	Gate Gourmet Borrower, LLC
2,480,000	Term Loan, 10.50%, Maturing December 31, 2008	2,390,100
	Jack in the Box, Inc.
2,970,001	Term Loan, 4.75%, Maturing January 8, 2011	3,011,768
	Weight Watchers International
922,688	Term Loan, 4.16%, Maturing March 31, 2010	933,452
		$19,318,708

Food/Drug Retailers — 1.7%
	Cumberland Farms, Inc.
914,082	Term Loan, 5.10%, Maturing September 8, 2008	921,509
	General Nutrition Centers, Inc.
1,020,919	Term Loan, 5.55%, Maturing December 5, 2009	1,026,661

	Giant Eagle, Inc.
$1,979,107	Term Loan, 4.20%, Maturing August 6, 2009	$2,004,257
	Rite Aid Corp.
1,690,763	Term Loan, 4.24%, Maturing September 22, 2009	1,705,029
	The Jean Coutu Group (PJC), Inc.
2,668,313	Term Loan, 5.00%, Maturing July 30, 2011	2,710,840
	The Pantry, Inc.
2,131,129	Term Loan, 4.83%, Maturing March 12, 2011	2,167,092
		$10,535,388

Forest Products — 2.7%
	Appleton Papers, Inc.
997,494	Term Loan, 4.56%, Maturing June 11, 2010	1,009,339
	Boise Cascade Holdings, LLC
5,832,877	Term Loan, 4.84%, Maturing September 29, 2010	5,916,421
4,267,123	Term Loan, 4.84%, Maturing October 28, 2010	4,277,305
	Buckeye Technologies, Inc.
3,158,750	Term Loan, 4.71%, Maturing April 15, 2010	3,214,028
	Koch Cellulose, LLC
197,887	Term Loan, 4.39%, Maturing May 7, 2011	200,546
788,696	Term Loan, 4.80%, Maturing May 7, 2011	799,294
	RLC Industries Co.
1,407,214	Term Loan, 4.08%, Maturing February 24, 2010	1,411,612
		$16,828,545

Healthcare — 8.4%
	Accredo Health, Inc.
1,975,075	Term Loan, 4.48%, Maturing April 30, 2011	1,991,741
	Alliance Imaging, Inc.
1,134,663	Term Loan, 4.92%, Maturing June 10, 2008	1,145,656
	AMN Healthcare, Inc.
1,564,973	Term Loan, 5.56%, Maturing October 2, 2008	1,579,645
	Ardent Health Services, Inc.
1,072,313	Term Loan, 4.80%, Maturing July 12, 2011	1,081,361
	Colgate Medical, Ltd.
1,395,455	Term Loan, 4.55%, Maturing December 30, 2008	1,412,898

	Community Health Systems, Inc.
$7,223,367	Term Loan, 4.15%, Maturing August 19, 2011	$7,288,832
	Concentra Operating Corp.
3,950,075	Term Loan, 5.05%, Maturing June 30, 2009	4,001,098
	Conmed Corp.
1,547,520	Term Loan, 4.95%, Maturing December 31, 2007	1,566,139
	Davita, Inc.
6,413,557	Term Loan, 4.52%, Maturing March 31, 2009	6,437,608
	Encore Medical IHC, Inc.
1,600,000	Term Loan, 5.42%, Maturing October 4, 2010	1,627,000
	Envision Worldwide, Inc.
1,296,389	Term Loan, 7.39%, Maturing September 30, 2010	1,299,630
	Express Scripts, Inc.
1,488,750	Term Loan, 3.70%, Maturing February 13, 2010	1,503,017
	FHC Health Systems, Inc.
928,571	Term Loan, 8.40%, Maturing December 18, 2009	942,500
650,000	Term Loan, 10.40%, Maturing December 18, 2009	659,750
	Kinetic Concepts, Inc.
3,255,111	Term Loan, 4.31%, Maturing October 3, 2009	3,282,236
	Knowledge Learning Corp.
2,955,000	Term Loan, 5.05%, Maturing January 7, 2012	2,982,703
	Leiner Health Products, Inc.
990,025	Term Loan, 5.56%, Maturing May 27, 2011	1,004,875
	Magellan Health Services, Inc.
1,111,111	Term Loan, 4.68%, Maturing August 15, 2008	1,127,083
1,888,889	Term Loan, 4.74%, Maturing August 15, 2008	1,916,042
	National Mentor, Inc.
822,938	Term Loan, 5.48%, Maturing September 30, 2011	838,111
	SFBC International, Inc.
415,000	Term Loan, 5.61%, Maturing December 21, 2011	422,262
	Sunrise Medical Holdings, Inc.
1,000,000	Term Loan, 5.81%, Maturing May 13, 2010	1,011,250
	Team Health, Inc.
2,223,200	Term Loan, 5.81%, Maturing March 23, 2011	2,230,147
	Triad Hospitals Holdings
3,123,502	Term Loan, 4.83%, Maturing March 31, 2008	3,176,427

	Vanguard Health Holding Co., LLC
$400,000	Term Loan, 2.26%, Maturing September 23, 2005	$404,750
1,231,913	Term Loan, 5.79%, Maturing September 23, 2011	1,255,396
	VWR International, Inc.
1,189,933	Term Loan, 5.17%, Maturing April 7, 2011	1,211,650
		$53,399,807

Home Furnishings — 2.4%
	Jarden Corp.
2,580,000	Term Loan, 6.25%, Maturing January 24, 2012	2,606,721
	Knoll, Inc.
3,089,882	Term Loan, 5.40%, Maturing September 30, 2011	3,128,506
	Sealy Mattress Co.
2,944,485	Term Loan, 4.54%, Maturing April 6, 2012	2,988,653
	Simmons Co.
5,470,593	Term Loan, 5.67%, Maturing December 19, 2011	5,550,370
	Termpur-Pedic, Inc.
992,443	Term Loan, 4.81%, Maturing June 30, 2009	1,001,747
		$15,275,997

Industrial Equipment — 2.1%
	Bucyrus International, Inc.
209,625	Term Loan, 4.58%, Maturing July 28, 2010	213,293
	Chart Industries, Inc.
2,500,080	Term Loan, 5.63%, Maturing September 15, 2009	2,515,705
	Douglas Dynamics Holdings, Inc.
1,000,000	Term Loan, 4.51%, Maturing December 16, 2010	1,007,500
	Flowserve Corp.
1,414,157	Term Loan, 5.36%, Maturing June 30, 2009	1,440,672
	Gleason Corp.
500,000	Term Loan, 5.21%, Maturing July 27, 2011	506,250
750,000	Term Loan, 8.10%, Maturing January 31, 2012	765,000
	Itron, Inc.
3,244,865	Term Loan, 4.83%, Maturing December 17, 2010	3,280,016
	SPX Corp.
2,640,786	Term Loan, 4.63%, Maturing September 30, 2009	2,658,942

	Terex Corp.
$798,481	Term Loan, 4.43%, Maturing June 30, 2009	$808,129
		$13,195,507
Insurance — 1.1%
	Alliant Resources Group, Inc.
1,393,000	Term Loan, 5.67%, Maturing August 31, 2011	1,394,741
	CCC Information Services Group
1,003,342	Term Loan, 5.56%, Maturing August 20, 2010	1,015,883
	Conseco, Inc.
4,321,203	Term Loan, 6.08%, Maturing June 22, 2010	4,413,029
		$6,823,653

Leisure Goods/Activities/Movies — 7.8%
	Alliance Atlantis Comm., Inc.
625,000	Term Loan, 4.29%, Maturing December 31, 2011	632,812
	AMF Bowling Worldwide, Inc.
1,981,362	Term Loan, 5.52%, Maturing August 27, 2009	2,002,414
	Bombardier Recreational Products, Inc.
1,020,991	Term Loan, 4.97%, Maturing December 18, 2010	1,037,264
445,739	Term Loan, 4.97%, Maturing December 18, 2010	452,843
	Cinemark, Inc.
1,985,000	Term Loan, 4.35%, Maturing March 31, 2011	2,018,497
	Hollywood Entertainment Corp.
1,000,000	Term Loan, 6.08%, Maturing March 31, 2008	1,005,625
	Loews Cineplex Entertainment
5,117,500	Term Loan, 4.64%, Maturing July 30, 2011	5,193,065
	Metro-Goldwyn-Mayer Studios, Inc.
8,827,875	Term Loan, 5.06%, Maturing April 30, 2011	8,851,048
	Regal Cinemas Corp.
7,523,891	Term Loan, 4.56%, Maturing November 10, 2010	7,621,077
	Six Flags Theme Parks, Inc.
7,883,011	Term Loan, 4.90%, Maturing June 30, 2009	8,020,963
	Universal City Development Partners, Ltd.
1,860,000	Term Loan, 4.58%, Maturing June 9, 2011	1,890,225

	WMG Acquisition Corp.
$9,545,387	Term Loan, 5.21%, Maturing February 28, 2011	$9,675,644
	Yankees Holdings & YankeeNets, LLC
400,714	Term Loan, 4.77%, Maturing June 25, 2007	407,727
874,286	Term Loan, 5.01%, Maturing June 25, 2007	889,586
		$49,698,790

Lodging and Casinos — 4.1%
	Alliance Gaming Corp.
4,990,748	Term Loan, 4.90%, Maturing September 5, 2009	5,025,059
	Ameristar Casinos, Inc.
545,000	Term Loan, 4.63%, Maturing December 31, 2006	553,402
	Argosy Gaming Co.
2,119,688	Term Loan, 4.31%, Maturing June 30, 2011	2,134,924
	CNL Hospitality Partners, L.P.
995,079	Term Loan, 4.90%, Maturing October 13, 2006	1,011,249
	CNL Resort Hotel, L.P.
1,560,000	Term Loan, 5.59%, Maturing August 18, 2006	1,560,000
	Globalcash Access, LLC
1,099,303	Term Loan, 5.33%, Maturing March 10, 2010	1,117,854
	Green Valley Ranch Gaming, LLC
1,250,001	Term Loan, 4.50%, Maturing December 31, 2010	1,267,189
	Isle of Capri Casinos, Inc.
1,130,938	Term Loan, 4.61%, Maturing April 25, 2008	1,136,168
	Marina District Finance Co., Inc.
2,775,000	Term Loan, 3.93%, Maturing October 14, 2011	2,803,327
	Mohegan Tribal Gaming Authority
636,363	Term Loan, 6.25%, Maturing March 31, 2008	637,954
	Penn National Gaming, Inc.
675,793	Term Loan, 5.07%, Maturing July 31, 2006	678,919
	Pinnacle Entertainment, Inc.
1,375,000	Term Loan, 5.58%, Maturing August 27, 2010	1,395,625
	Seminole Tribe of Florida
625,000	Term Loan, 4.88%, Maturing September 30, 2011	631,250
	Venetian Casino Resort, LLC
1,640,909	Term Loan, 4.90%, Maturing June 15, 2011	1,669,966

	Wyndham International, Inc.
$4,216,437	Term Loan, 7.19%, Maturing June 30, 2006	$4,241,913
	Wynn Las Vegas, LLC
171,175	Term Loan, 4.66%, Maturing December 14, 2011	173,582
		$26,038,381

Nonferrous Metals/Minerals — 2.0%
	Compass Minerals Group, Inc.
379,211	Term Loan, 4.80%, Maturing November 28, 2009	384,852
	Consol Energy, Inc.
1,370,000	Term Loan, 4.89%, Maturing June 30, 2010	1,375,137
	Foundation Coal Corp.
1,453,989	Term Loan, 4.73%, Maturing July 30, 2011	1,476,344
	ICG, LLC
1,845,375	Term Loan, 5.36%, Maturing November 5, 2010	1,875,362
	International Mill Service, Inc.
2,000,000	Term Loan, 8.33%, Maturing October 26, 2011	2,035,000
	Magnequench, Inc.
908,862	Term Loan, 9.92%, Maturing September 30, 2009	915,679
1,300,000	Term Loan, 13.42%, Maturing December 31, 2009	1,313,000
	Novelis, Inc.
1,295,000	Term Loan, 4.13%, Maturing January 6, 2012	1,307,051
2,250,000	Term Loan, 4.13%, Maturing January 6, 2012	2,270,313
		$12,952,738

Oil and Gas — 3.7%
	Dresser Rand Group, Inc.
1,757,712	Term Loan, 4.56%, Maturing October 29, 2011	1,785,616
	Dresser, Inc.
1,132,534	Term Loan, 4.97%, Maturing April 10, 2009	1,146,691
	Dynegy Holdings, Inc.
3,134,250	Term Loan, 6.39%, Maturing May 28, 2010	3,193,017
	El Paso Corp.
3,276,218	Term Loan, 5.19%, Maturing November 23, 2009	3,313,756
1,973,625	Term Loan, 5.27%, Maturing November 23, 2009	1,992,590
	Getty Petroleum Marketing, Inc.
1,981,667	Term Loan, 5.80%, Maturing May 19, 2010	2,020,061

	Lyondell-Citgo Refining, L.P.
$2,674,069	Term Loan, 4.59%, Maturing May 21, 2007	$2,704,152
	Magellan Midstream Holdings, L.P.
1,613,602	Term Loan, 5.09%, Maturing December 10, 2011	1,635,789
	Semgroup, L.P.
1,082,288	Term Loan, 5.74%, Maturing August 27, 2010	1,094,463
	Williams Production RMT Co.
4,702,500	Term Loan, 4.99%, Maturing May 30, 2007	4,780,877
		$23,667,012

Publishing — 8.2%
	Advanstar Communications
584,554	Term Loan, 7.08%, Maturing November 17, 2007	588,817
	Advertising Directory Solution
1,700,000	Term Loan, 6.23%, Maturing May 9, 2010	1,741,084
1,350,000	Term Loan, 4.48%, Maturing November 9, 2011	1,363,500
	American Media Operations, Inc.
554,989	Term Loan, 5.31%, Maturing April 1, 2007	563,488
3,754,718	Term Loan, 5.31%, Maturing April 1, 2008	3,816,907
	CBD Media, LLC
2,418,542	Term Loan, 5.09%, Maturing December 31, 2009	2,454,820
	Dex Media East, LLC
799,615	Term Loan, 4.28%, Maturing November 8, 2008	809,111
6,025,522	Term Loan, 4.14%, Maturing May 8, 2009	6,104,986
	Dex Media West, LLC
1,152,112	Term Loan, 4.60%, Maturing September 9, 2009	1,166,634
4,699,731	Term Loan, 4.45%, Maturing March 9, 2010	4,764,352
	Freedom Communications
2,650,000	Term Loan, 4.40%, Maturing May 18, 2012	2,691,737
	Herald Media, Inc.
283,575	Term Loan, 5.03%, Maturing July 22, 2011	288,006
625,000	Term Loan, 8.03%, Maturing January 22, 2012	635,352
	Lamar Media Corp.
2,239,600	Term Loan, 4.06%, Maturing June 30, 2010	2,267,595

	Merrill Communications, LLC
$1,323,475	Term Loan, 5.08%, Maturing February 9, 2009	$1,342,087
	Morris Publishing Group, LLC
440,000	Term Loan, 4.06%, Maturing September 30, 2010	443,713
660,000	Term Loan, 4.31%, Maturing March 31, 2011	668,457
	Nebraska Book Co., Inc.
1,449,050	Term Loan, 4.67%, Maturing March 4, 2011	1,469,880
	R.H. Donnelley Corp.
282,632	Term Loan, 4.24%, Maturing December 31, 2009	284,688
5,348,162	Term Loan, 4.28%, Maturing June 30, 2010	5,408,885
	Source Media, Inc.
1,472,000	Term Loan, 4.69%, Maturing November 8, 2011	1,489,480
250,000	Term Loan, 7.94%, Maturing August 30, 2012	255,312
	SP Newsprint Co.
2,073,333	Term Loan, 5.58%, Maturing January 9, 2010	2,110,913
3,866,667	Term Loan, 6.00%, Maturing January 9, 2010	3,915,000
	Sun Media Corp.
1,286,532	Term Loan, 4.73%, Maturing February 7, 2009	1,297,388
	Transwestern Publishing Co., LLC
828,800	Term Loan, 4.20%, Maturing February 25, 2011	840,455
1,588,002	Term Loan, 5.79%, Maturing February 25, 2011	1,616,537
368,000	Term Loan, 4.56%, Maturing August 24, 2012	373,175
	Weekly Reader Corp.
985,000	Term Loan, 6.76%, Maturing March 18, 2009	982,537
		$51,754,896

Radio and Television — 5.4%
	Adams Outdoor Advertising, L.P.
995,000	Term Loan, 4.92%, Maturing October 15, 2011	1,009,303
350,000	Term Loan, 6.17%, Maturing April 15, 2012	356,563
	Canwest Media, Inc.
2,797,399	Term Loan, 4.75%, Maturing August 15, 2009	2,837,612
	Cumulus Media, Inc.
1,990,000	Term Loan, 4.25%, Maturing March 28, 2010	2,022,338

	Direct TV Holdings, LLC
$4,955,510	Term Loan, 4.47%, Maturing March 6, 2010	$5,030,462
	Gray Television, Inc.
2,194,500	Term Loan, 4.31%, Maturing December 31, 2010	2,224,674
	Lin Television Corp.
983,714	Term Loan, 4.56%, Maturing December 31, 2007	996,133
1,008,858	Term Loan, 4.56%, Maturing December 31, 2007	1,022,309
	NEP Supershooters, L.P.
1,562,271	Term Loan, 10.56%, Maturing August 3, 2011	1,550,554
	Nexstar Broadcasting, Inc.
320,178	Term Loan, 4.31%, Maturing December 31, 2010	321,579
174,834	Term Loan, 4.31%, Maturing December 31, 2010	176,255
	Rainbow National Services, LLC
2,786,888	Term Loan, 5.19%, Maturing March 31, 2012	2,830,433
	Raycom National, LLC
2,275,000	Term Loan, 4.56%, Maturing February 24, 2012	2,303,438
	Sinclair Television Group, Inc.
3,640,000	Term Loan, 4.33%, Maturing December 31, 2009	3,674,125
	Spanish Broadcasting System
2,722,500	Term Loan, 5.73%, Maturing October 31, 2009	2,763,338
	Susquehanna Media Co.
5,250,000	Term Loan, 4.17%, Maturing March 31, 2012	5,330,393
		$34,449,509

Rail Industries — 0.5%
	Kansas City Southern Industries, Inc.
690,000	Term Loan, 4.30%, Maturing March 30, 2008	699,833
	Railamerica, Inc.
1,884,545	Term Loan, 4.38%, Maturing September 29, 2011	1,918,703
222,774	Term Loan, 4.38%, Maturing September 29, 2011	226,719
		$2,845,255

Retailers (Except Food and Drug) — 5.7%
	Advance Stores Company, Inc.
1,522,834	Term Loan, 4.21%, Maturing September 30, 2010	1,543,298
896,191	Term Loan, 4.22%, Maturing September 30, 2010	907,954

	Alimentation Couche-Tard, Inc.
$1,212,245	Term Loan, 4.28%, Maturing December 17, 2010	$1,230,176
	American Achievement Corp.
694,750	Term Loan, 6.75%, Maturing March 25, 2011	706,040
	Amscan Holdings, Inc.
997,494	Term Loan, 5.60%, Maturing April 30, 2012	1,003,728
	Coinmach Laundry Corp.
2,256,858	Term Loan, 5.47%, Maturing July 25, 2009	2,284,365
	CSK Auto, Inc.
6,682,500	Term Loan, 4.85%, Maturing June 20, 2009	6,757,678
	FTD, Inc.
2,977,500	Term Loan, 4.65%, Maturing February 28, 2011	3,022,163
	Harbor Freight Tools USA, Inc.
2,129,663	Term Loan, 4.75%, Maturing July 15, 2010	2,137,383
	Home Interiors & Gifts, Inc.
1,126,922	Term Loan, 7.17%, Maturing March 31, 2011	1,092,551
	Josten’s Corp.
3,650,000	Term Loan, 4.81%, Maturing December 6, 2011	3,691,387
	Oriental Trading Co., Inc.
938,187	Term Loan, 5.38%, Maturing August 4, 2010	943,269
	Oriental Trading Company, Inc.
3,000,000	Term Loan, 8.63%, Maturing January 8, 2011	3,061,875
	Petro Stopping Center, L.P.
531,250	Term Loan, 6.81%, Maturing February 9, 2007	539,219
	Riddell Bell Holdings, Inc.
498,750	Term Loan, 4.76%, Maturing September 30, 2011	507,582
	Savers, Inc.
1,213,983	Term Loan, 6.77%, Maturing August 4, 2009	1,223,847
1,000,000	Term Loan, 10.48%, Maturing August 4, 2010	1,012,500
	Stewert Enterprises, Inc.
448,750	Term Loan, 4.46%, Maturing November 19, 2011	455,201
	Travelcenters of Ameria, Inc.
3,956,000	Term Loan, 4.32%, Maturing October 1, 2008	4,002,978
		$36,123,194

Surface Transport — 2.1%
	Horizon Lines, LLC
945,250	Term Loan, 5.39%, Maturing July 7, 2011	957,066

	Laidlaw International, Inc.
$5,897,894	Term Loan, 6.33%, Maturing June 19, 2009	$5,926,463
	NFIL Holding Corp.
428,571	Term Loan, 4.50%, Maturing February 27, 2010	435,000
1,251,482	Term Loan, 4.61%, Maturing February 27, 2010	1,268,690
	Sirva Worldwide, Inc.
4,882,353	Term Loan, 4.58%, Maturing December 31, 2010	4,833,529
		$13,420,748

Telecommunications — 8.6%
	American Tower, L.P.
2,487,500	Term Loan, 4.23%, Maturing August 31, 2011	2,518,594
	Centennial Cellular Operating
4,813,625	Term Loan, 4.95%, Maturing February 9, 2011	4,856,871
	Cincinnati Bell, Inc.
4,084,909	Term Loan, 5.00%, Maturing June 30, 2008	4,126,395
	Consolidated Communications, Inc.
2,086,002	Term Loan, 4.95%, Maturing October 14, 2011	2,121,203
	D&E Communications, Inc.
989,947	Term Loan, 4.42%, Maturing December 31, 2011	997,682
	Iowa Telecommunications Service
1,616,000	Term Loan, 4.59%, Maturing November 23, 2005	1,634,180
	Nextel Partners Operation Corp.
2,450,000	Term Loan, 4.94%, Maturing May 31, 2011	2,486,093
	Ntelos, Inc.
2,491,088	Term Loan, 6.33%, Maturing July 25, 2008	2,494,202
	Qwest Corp.
10,000,000	Term Loan, 7.39%, Maturing June 4, 2007	10,441,960
	SBA Senior Finance, Inc.
3,775,399	Term Loan, 4.91%, Maturing October 31, 2008	3,829,671
	Spectrasite Communications, Inc.
3,260,000	Term Loan, 4.03%, Maturing May 23, 2012	3,287,847
	Stratos Global Corp.
1,063,000	Term Loan, 4.75%, Maturing December 3, 2010	1,074,959

	Triton PCS, Inc.
$1,535,000	Term Loan, 5.75%, Maturing November 18, 2009	$1,557,546
	USA Mobility, Inc.
409,714	Term Loan, 4.83%, Maturing November 16, 2006	412,787
	Valor Telecommunications Enterprises, LLC
2,992,500	Term Loan, 6.03%, Maturing November 10, 2011	3,009,022
1,010,000	Term Loan, 10.23%, Maturing November 10, 2011	1,041,436
	Viasystems, Inc.
1,750,000	Term Loan, 6.49%, Maturing September 30, 2009	1,767,864
	Westcom Corp.
875,000	Term Loan, 5.41%, Maturing December 17, 2010	889,766
1,000,000	Term Loan, 9.66%, Maturing May 17, 2011	1,040,000
	Western Wireless Corp.
5,218,775	Term Loan, 5.52%, Maturing May 28, 2011	5,262,263
		$54,850,341

Utilities — 3.3%
	Allegheny Energy Supply Co., LLC
3,637,435	Term Loan, 4.80%, Maturing October 28, 2011	3,709,729
	Cogentrix Delaware Holdings, Inc.
3,076,750	Term Loan, 4.83%, Maturing February 26, 2009	3,099,826
	Coleto Creek WLE, L.P.
1,029,825	Term Loan, 4.83%, Maturing June 30, 2011	1,048,705
	NRG Energy, Inc.
2,023,982	Term Loan, 2.45%, Maturing December 20, 2011	2,031,572
2,574,248	Term Loan, 4.52%, Maturing December 20, 2011	2,590,981
	Pike Electric, Inc.
424,668	Term Loan, 4.69%, Maturing July 1, 2012	432,232
908,000	Term Loan, 4.75%, Maturing July 1, 2012	922,188
	Plains Resources, Inc.
1,089,286	Term Loan, 4.39%, Maturing July 23, 2010	1,104,604
	Reliant Energy, Inc.
2,360,000	Term Loan, 5.05%, Maturing December 22, 2010	2,378,753
	Texas Genco, LLC
3,539,986	Term Loan, 4.48%, Maturing December 14, 2011	3,588,660
		$20,907,250

Total Senior, Floating Rate Interests (identified cost $848,481,287)		$854,345,330

Corporate Bonds & Notes — 13.7%

Principal Amount (000’s omitted)	Security	Value

Aerospace and Defense — 0.3%
	Argo Tech Corp., Sr. Notes
$840	9.25%, 6/1/11 (2)	$924,000
	BE Aerospace, Sr. Sub. Notes, Series B
60	8.00%, 3/1/08	59,700
	Sequa Corp.
500	8.875%, 4/1/08	540,000
	Standard Aero Holdings, Inc., Sr. Sub. Notes
75	8.25%, 9/1/14 (2)	81,000
		$1,604,700

Air Transport — 0.3%
	American Airlines
750	7.80%, 10/1/06	660,429
	AMR Corp.
175	9.00%, 8/1/12	123,375
	Continental Airlines
763	7.033%, 6/15/11	625,670
	Delta Airlines Notes
1,000	7.90%, 12/15/09	500,000
	Northwest Airlines, Inc.
40	8.875%, 6/1/06	36,400
		$1,945,874

Automotive — 0.5%
	Accuride Corp., Sr. Sub Notes
50	8.50%, 2/1/15 (2)	51,750
	Affinia Group, Inc.
100	9.00%, 11/30/14 (2)	103,500
	Altra Industrial Motion
60	9.00%, 12/1/11 (2)	60,600
	Cooper-Standard Automotive, Inc.
25	7.00%, 12/15/12 (2)	24,687
	Keystone Automotive Operations, Inc., Sr. Sub. Notes
1,500	9.75%, 11/1/13	1,608,750

	Metaldyne Corp.
$350	11.00%, 6/15/12 (2)	$292,250
	Metaldyne Corp., Sr. Notes
605	10.00%, 11/1/13 (2)	568,700
	Tenneco Automotive, Inc., Series B
255	10.25%, 7/15/13	300,900
	Tenneco Automotive, Inc., Sr. Sub. Notes
255	8.625%, 11/15/14 (2)	266,475
		$3,277,612

Broadcast Radio and Television — 0.8%
	Canwest Media, Inc., Sr. Sub. Notes
464	8.00%, 9/15/12 (2)	498,568
	Fisher Communications, Inc., Sr. Notes
100	8.625%, 9/15/14 (2)	108,125
	Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes
110	11.375%, 4/1/13	87,450
	Paxson Communications Corp., Variable Rate
4,000	5.41%, 1/15/10 (2)	4,060,000
		$4,754,143

Brokers/Dealers/Investment Houses — 0.2%
	E*Trade Financial Corp., Sr. Notes
240	8.00%, 6/15/11 (2)	259,200
	Refco Finance Holdings, LLC, Sr. Sub. Notes
645	9.00%, 8/1/12 (2)	706,275
		$965,475

Building and Development — 0.4%
	Coleman Cable, Inc., Sr. Notes
105	9.875%, 10/1/12 (2)	110,775
	Interface, Inc.
500	10.375%, 2/1/10	577,500
	Interline Brands, Inc., Sr. Sub. Notes
487	11.50%, 5/15/11	552,745
	MAAX Corp., Sr. Sub. Notes
115	9.75%, 6/15/12	122,187
	Ply Gem Industries, Inc., Sr. Sub. Notes
175	9.00%, 2/15/12 (2)	175,000
1,000	9.00%, 2/15/12 (2)	1,000,000
	Shaw Group, Inc., Sr. Notes
150	10.75%, 3/15/10	166,875
		$2,705,082

Building Materials — 0.1%
	Collins & Aikman Floor Cover
$300	9.75%, 2/15/10	$319,500
	Owens Corning
15	7.70%, 5/1/08 (3)	10,650
	RMCC Acquisition Co., Sr. Sub. Notes
325	9.50%, 11/1/12 (2)	321,750
		$651,900

Business Equipment and Services — 0.2%
	Allied Security Escrow, Sr. Sub. Notes
45	11.375%, 7/15/11 (2)	47,362
	Amerco, Inc.
310	9.00%, 3/15/09	329,375
	Coinmach Corp., Sr. Notes
47	9.00%, 2/1/10	48,645
	Knowledge Learning Center, Sr. Sub. Notes
160	7.75%, 2/1/15 (2)	161,600
	NSP Holdings LLC/NSP Holdings Capital Corp., Sr. Notes, (PIK)
155	11.75%, 1/1/12 (2)	161,975
	United Rentals North America, Inc.
75	6.50%, 2/15/12	74,062
	United Rentals North America, Inc., Sr. Sub. Notes
220	7.00%, 2/15/14	205,700
	Williams Scotsman, Inc., Sr. Notes
15	10.00%, 8/15/08	16,425
		$1,045,144

Cable and Satellite Television — 0.4%
	Charter Communications Holdings, LLC, Sr. Notes
900	10.25%, 1/15/10	756,000
	CSC Holdings, Inc., Sr. Sub. Notes
1,000	10.50%, 5/15/16	1,127,500
	Insight Communications, Sr. Disc. Notes
170	12.25%, 2/15/11	167,450
	Kabel Deutschland GMBH
485	10.625%, 7/1/14 (2)	550,475
	Rogers Cable, Inc.
155	6.75%, 3/15/15	159,650
		$2,761,075

Chemical/Plastics — 1.0%
	Avecia Group PLC
$50	11.00%, 7/1/09	$53,000
	BCP Caylux Holdings, Sr. Sub. Notes
480	9.625%, 6/15/14 (2)	535,200
	Borden U.S. Finance/Nova Scotia Finance, Sr. Notes
175	9.00%, 7/15/14 (2)	193,375
	Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes
480	10.50%, 10/1/14 (2)	328,200
	Huntsman LLC
272	11.625%, 10/15/10	318,240
	Innophos, Inc., Sr. Sub. Notes
110	8.875%, 8/15/14 (2)	119,075
	Lyondell Chemical Co.
10	9.50%, 12/15/08	10,850
	Lyondell Chemical Co., Sr. Notes
1,193	10.50%, 6/1/13	1,413,705
	Nalco Co., Sr. Sub. Notes
605	8.875%, 11/15/13 (2)	662,475
	OM Group, Inc.
1,765	9.25%, 12/15/11	1,888,550
	Polyone Corp.
275	10.625%, 5/15/10	308,000
	Rhodia SA, Sr. Notes
545	10.25%, 6/1/10	622,662
		$6,453,332

Clothing/Textiles — 0.1%
	Levi Strauss & Co., Sr. Notes
320	11.625%, 1/15/08	336,800
	Oxford Industries, Inc., Sr. Notes
20	8.875%, 6/1/11	21,400
	Phillips Van-Heusen, Sr. Notes
110	7.25%, 2/15/11 (2)	115,500
		$473,700

Conglomerates — 0.2%
	Amsted Industries, Inc., Sr. Notes
615	10.25%, 10/15/11 (2)	694,950
	Mueller Group, Inc., Sr. Sub. Notes
635	10.00%, 4/25/11	688,975
	Mueller Holdings, Inc., Disc. Notes
190	14.75%, 4/15/14	130,150
		$1,514,075

Containers and Glass Products — 0.2%
	Intertape Polymer US, Inc., Sr. Sub. Notes
$315	8.50%, 8/1/14	$319,725
	Owens-Illinois, Inc., Sr. Notes
125	8.10%, 5/15/07	132,500
	Pliant Corp.
1,000	11.125%, 6/15/09	935,000
		$1,387,225

Cosmetics/Toiletries — 0.4%
	Aearo Co. I, Sr. Sub. Notes
155	8.25%, 4/15/12	160,425
	DEL Laboratories, Inc., Sr. Sub. Notes
130	8.00%, 2/1/12 (2)	129,350
	GFSI, Inc., Sr. Sub. Notes, Series B
1,025	9.625%, 3/1/07	999,375
	Rayovac Corp., Sr. Sub. Notes
395	7.375%, 2/1/15 (2)	400,431
	Riddell Bell Holdings, Sr. Sub. Notes
40	8.375%, 10/1/12 (2)	41,400
	Samsonite Corp., Sr. Sub. Notes
365	8.875%, 6/1/11	394,656
	True Temper Sports, Inc., Sr. Sub. Notes
65	8.375%, 9/15/11	62,075
	WH Holdings Ltd./WH Capital Corp., Sr. Notes
105	9.50%, 4/1/11	116,156
		$2,303,868

Drugs — 0.1%
	Elan Finance PLC/Elan Finance Corp., Sr. Notes
375	7.75%, 11/15/11 (2)	393,750
	Warner Chilcott Corp.
325	8.75%, 2/1/15 (2)	335,562
		$729,312

Ecological Services and Equipment — 0.1%
	Allied Waste North America, Series B
300	8.875%, 4/1/08	315,000
	IMCO Recycling Escrow Inc., Sr. Notes
100	9.00%, 11/15/14 (2)	104,250
	Waste Services, Inc., Sr. Sub. Notes
500	9.50%, 4/15/14 (2)	492,500
		$911,750

Electronic/Electric — 0.5%
	Advanced Micro Devices, Inc., Sr. Notes
$750	7.75%, 11/1/12 (2)	$751,875
	Amkor Technologies, Inc.
100	5.75%, 6/1/06	97,000
	Amkor Technologies, Inc., Sr. Notes
205	7.125%, 3/15/11	183,475
750	7.75%, 5/15/13	671,250
	Nortel Networks Ltd.
65	6.125%, 2/15/06	66,219
295	4.25%, 9/1/08	285,781
	STATS ChipPAC Ltd., Sr. Notes
130	6.75%, 11/15/11 (2)	127,400
	Stratus Technologies, Inc., Sr. Notes
175	10.375%, 12/1/08	167,125
	UGS Corp., Sr. Sub. Notes
1,000	10.00%, 6/1/12 (2)	1,120,000
		$3,470,125

Financial Intermediaries — 1.0%
	Alzette
750	8.691%, 12/15/20 (2)	750,000
	Bryant Park CDO, Ltd., Series 2005-1A, Class C
1,000	4.941%, 1/15/19 (2)	985,920
	Carlyle High Yield Partners, Series 2004-6A, Class C
1,000	4.36%, 8/15/16 (2)	1,000,000
	Centurion CDO 8 Ltd., Series 2005 8A, Class D
1,000	8.20%, 3/8/17 (2) (4)	1,000,000
	Dryden Leveraged Loan, Series 2004-6A, Class C1
1,500	4.055%, 7/30/16 (2)	1,500,000
	First CLO, Ltd., Sr. Sub. Notes
1,000	Variable Rate, 3.96%, 7/27/16 (2)	1,000,000
		$6,235,920

Food Products — 0.4%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
400	11.50%, 11/1/11 (2)	266,000
	Pierre Foods, Inc., Sr. Sub. Notes
320	9.875%, 7/15/12 (2)	336,000
	Pinnacle Foods Holding, Sr. Sub. Notes
15	8.25%, 12/1/13	13,800

	Pinnacle Foods Holdings Corp., Sr. Sub. Notes
$2,115	8.25%, 12/1/13 (2)	$1,945,800
	United Agricultural Products, Sr. Notes
86	8.25%, 12/15/11 (2)	93,095
		$2,654,695

Forest Products — 0.4%
	Boise Cascade, LLC, Sr. Notes, Variable Rate
145	5.535%, 10/15/12 (2)	149,712
	Caraustar Industries, Inc., Sr. Sub. Notes
460	9.875%, 4/1/11	507,150
	Georgia-Pacific Corp.
65	9.50%, 12/1/11	80,437
	JSG Funding PLC
145	7.75%, 4/1/15 (2)	143,550
	Neenah Paper, Inc., Sr. Notes
100	7.375%, 11/15/14 (2)	101,000
	Newark Group, Inc., Sr. Sub. Notes
870	9.75%, 3/15/14	915,675
	Stone Container Finance Canada
750	7.375%, 7/15/14	776,250
		$2,673,774

Health Care — 1.2%
	Alderwoods Group, Inc., Sr. Notes
110	7.75%, 9/15/12 (2)	118,525
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
195	10.00%, 2/15/15 (2)	199,875
	Carriage Services, Inc.
65	7.875%, 1/15/15 (2)	67,356
	Healthsouth Corp.
180	7.625%, 6/1/12	181,350
	Healthsouth Corp., Sr. Notes
75	8.375%, 10/1/11	78,094
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
1,565	8.75%, 2/15/12 (2)	1,611,950
	Medical Device Manufacturing, Inc., Sr. Sub. Notes
235	10.00%, 7/15/12 (2)	254,975
	National Mentor, Inc., Sr. Sub. Notes
120	9.625%, 12/1/12 (2)	126,600

	Quintiles Transnational Corp., Sr. Sub. Notes
$2,000	10.00%, 10/1/13	$2,270,000
	Tenet Healthcare Corp.
500	7.375%, 2/1/13	462,500
	Tenet Healthcare Corp., Sr. Notes
215	9.875%, 7/1/14 (2)	224,137
270	9.25%, 2/1/15 (2)	271,350
	US Oncology, Inc., Sr. Notes
220	9.00%, 8/15/12 (2)	239,800
	US Oncology, Inc., Sr. Sub. Notes
425	10.75%, 8/15/14 (2)	487,687
	Vanguard Health HLD II, Sr. Sub. Notes
475	9.00%, 10/1/14	510,625
	VWR International, Inc., Sr. Sub. Notes
305	8.00%, 4/15/14	318,725
		$7,423,549

Home Furnishings — 0.0%
	Fedders North America, Inc.
240	9.875%, 3/1/14	194,400
	Leslie’s Poolmart, Sr. Notes
80	7.75%, 2/1/13 (2)	81,800
		$276,200

Industrial Equipment — 0.5%
	Case New Holland, Inc., Sr. Notes
40	9.25%, 8/1/11 (2)	43,900
	Dresser-Rand Group, Inc., Sr. Sub. Notes
195	7.375%, 11/1/14 (2)	200,362
	Milacron Escrow Corp.
570	11.50%, 5/15/11	612,750
	Thermadyne Holdings Corp., Sr. Sub. Notes
2,180	9.25%, 2/1/14	2,125,500
		$2,982,512

Leisure Goods/Activities/Movies — 0.2%
	AMC Entertainment, Inc., Sr. Sub. Notes
210	9.875%, 2/1/12	227,850
	LCE Acquisition Corp., Sr. Sub. Notes
320	9.00%, 8/1/14 (2)	336,800
	Marquee Holdings, Inc., Sr. Disc. Notes
590	12.00%, 8/15/14 (2)	404,150
	Universal City Development Partners, Sr. Notes
140	11.75%, 4/1/10	165,200
		$1,134,000

Lodging and Casinos — 0.6%
	Felcor Lodging L.P., Sr. Notes, Variable Rate
$140	6.874%, 6/1/11	$148,050
	Inn of the Mountain Gods, Sr. Notes
1,000	12.00%, 11/15/10	1,170,000
	Majestic Star Casino LLC
465	9.50%, 10/15/10	494,062
	Meristar Hospitality Operations/Finance
255	10.50%, 6/15/09	277,313
	OED Corp./Diamond Jo LLC
355	8.75%, 4/15/12	349,675
	Premier Entertainment Biloxi, LLC/Premier Finance Biloxi Corp.
30	10.75%, 2/1/12	32,700
	Seneca Gaming Corp., Sr. Notes
230	7.25%, 5/1/12	238,050
	Trump Atlantic City Associates, Inc.
535	11.25%, 5/1/06 (3)	518,950
	Trump Holdings and Funding, Sr. Notes
540	11.625%, 3/15/10	602,100
		$3,830,900

Nonferrous Metals/Minerals — 0.1%
	Alpha Natural Resources, Sr. Notes
135	10.00%, 6/1/12 (2)	153,900
	Novelis, Inc., Sr. Notes
245	7.25%, 2/15/15 (2)	252,350
		$406,250

Oil and Gas — 0.4%
	Coastal Corp., Sr. Debs.
225	9.625%, 5/15/12	250,594
	El Paso Corp.
180	6.95%, 12/15/07	186,750
	El Paso Production Holding Co.
215	7.75%, 6/1/13	224,675
	Giant Industries
225	8.00%, 5/15/14	233,719
	Hanover Compressor Co., Sr. Sub. Notes
550	0.00%, 3/31/07	489,500

	Hanover Equipment Trust, Series B
$135	8.75%, 9/1/11	$146,475
	Harvest Operations Corp., Sr. Notes
305	7.875%, 10/15/11 (2)	309,575
	Parker Drilling Co., Sr. Notes
100	9.625%, 10/1/13	111,625
	Petrobras International Finance Co.
50	7.75%, 9/15/14	52,250
	Transmontaigne, Inc., Sr. Sub. Notes
80	9.125%, 6/1/10	86,400
	United Refining Co., Sr. Notes
225	10.50%, 8/15/12 (2)	237,375
		$2,328,938

Publishing — 0.4%
	Advertising Directory Solutions, Sr. Notes
80	9.25%, 11/15/12 (2)	84,800
	American Media Operations, Inc., Series B
315	10.25%, 5/1/09	331,144
	CBD Media, Inc., Sr. Sub. Notes
125	8.625%, 6/1/11	131,250
	Dex Media West LLC, Sr. Sub. Notes
107	9.875%, 8/15/13	121,846
	Houghton Mifflin Co., Sr. Sub. Notes
1,035	9.875%, 2/1/13	1,084,163
	Liberty Group Operating
500	9.375%, 2/1/08	510,000
	Primedia, Inc.
315	8.875%, 5/15/11	333,900
	Vertis, Inc., Sub. Notes
40	13.50%, 12/7/09 (2)	42,700
		$2,639,803

Radio and Television — 0.4%
	Advanstar Communications, Inc.
1,000	10.75%, 8/15/10	1,130,000
	CanWest Media, Inc., Sr. Sub. Notes
500	10.625%, 5/15/11	559,375
	Rainbow National Services, LLC, Sr. Notes
180	8.75%, 9/1/12 (2)	203,400
	Rainbow National Services, LLC, Sr. Sub. Debs.
685	10.375%, 9/1/14 (2)	806,588
		$2,699,363

Retailers (Except Food and Drug) — 0.2%
	Affinity Group, Inc., Sr. Sub. Notes
$1,000	9.00%, 2/15/12	$1,075,000
	Home Interiors & Gifts, Inc.
135	10.125%, 6/1/08	111,375
		$1,186,375

Steel — 0.0%
	Ispat Inland ULC, Sr. Notes
199	9.75%, 4/1/14	246,263
		$246,263

Surface Transport — 0.1%
	Horizon Lines, LLC
230	9.00%, 11/1/12 (2)	244,950
	OMI Corp., Sr. Notes
30	7.625%, 12/1/13	31,050
	Quality Distribution LLC/QD Capital Corp.
160	9.00%, 11/15/10 (2)	157,600
	Quality Distribution LLC/QD Capital, Variable Rate
130	7.21%, 1/15/12 (2)	127,400
		$561,000

Telecommunications — 1.6%
	AirGate PCS, Inc., Variable Rate
105	6.41%, 10/15/11 (2)	108,675
	Alamosa Delaware, Inc., Sr. Disc. Notes
160	12.00%, 7/31/09	173,200
	Alamosa Delaware, Inc., Sr. Notes
220	11.00%, 7/31/10	257,400
20	8.50%, 1/31/12	21,400
	Centennial Cellular Operating Co., LLC, Sr. Sub. Notes
40	10.75%, 12/15/08	41,600
	Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes
335	10.125%, 6/15/13	381,063
	Inmarsat Finance PLC
415	7.625%, 6/30/12	425,375
	Intelsat Bermuda Ltd., Sr. Notes, Variable Rate
395	7.794%, 1/15/12 (2)	408,825
	LCI International, Inc., Sr. Notes
795	7.25%, 6/15/07	775,125

	MCI, Inc., Sr. Notes
$30	8.735%, 5/1/14	$32,888
	New Skies Satellites NV, Sr. Notes, Variable Rate
195	7.438%, 11/1/11 (2)	204,263
	New Skies Satellites NV, Sr. Sub. Notes
260	9.125%, 11/1/12 (2)	269,100
	Panamsat, Corp.
420	9.00%, 8/15/14 (2)	458,850
	Qwest Capital Funding, Inc.
55	7.75%, 8/15/06	56,513
70	7.90%, 8/15/10	69,125
	Qwest Services Corp.
80	13.50%, 12/15/07 (2)	90,900
525	14.00%, 12/15/10 (2)	626,063
	Rogers Wireless Inc., Variable Rate
1,453	5.525%, 12/15/10	1,536,548
	Rogers Wireless, Inc.
630	7.50%, 3/15/15	678,825
	Rogers Wireless, Inc., Sr. Sub. Notes
170	8.00%, 12/15/12	182,750
	Rural Cellular Corp.
75	8.25%, 3/15/12	80,625
	Rural Cellular Corp., Variable Rate
2,000	6.38%, 3/15/10	2,115,000
	SBA Telecommunications, Sr. Disc. Notes
185	9.75%, 12/15/11	160,256
	UbiquiTel Operating Co., Sr. Notes
185	9.875%, 3/1/11	204,888
	US Unwired, Inc., Series B
455	10.00%, 6/15/12	509,600
	Western Wireless Corp., Sr. Notes
260	9.25%, 7/15/13	304,200
		$10,173,057

Utilities — 0.4%
	Calpine Corp., Sr. Notes
30	8.25%, 8/15/05	30,150
280	7.625%, 4/15/06	270,200
500	8.75%, 7/15/07	408,750
395	8.50%, 7/15/10 (2)	312,050
	Dynegy Holdings, Inc., Sr. Notes
460	10.125%, 7/15/13 (2)	512,900

		Dynergy Holdings, Inc., Sr. Debs.
$55		7.625%, 10/15/26		$46,063
		Mission Energy Holding Co.
	215	13.50%, 7/15/08		269,288
		NRG Energy, Inc., Sr. Notes
	366	8.00%, 12/15/13 (2)		396,195
				$2,245,596

Total Corporate Bonds & Notes (identified cost $84,623,003)				$86,652,587

Closed-End Investment Companies — 2.4%

	Shares/Rights	Security		Value
	795,800	ING Prime Rate Trust		$6,111,744
	1,097,000	Van Kampen Senior Income Trust		9,423,230

Total Common Stocks (identified cost, $15,753,789)				$15,534,974

Preferred Stocks — 0.0%
	1,054	Crown Castle International Corp., (PIK)		52,173

Total Preferred Stocks (identified cost, $50,348)				$52,173

	Warrants — 0.0%
	190	Mueller Holdings, Inc., Exp. 4/15/14 (2) (5)		13,300

Total Warrants (identified cost, $0)				$13,300

Commercial Paper — 5.2%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$14,164,000	02/01/05	General Electric Capital Corp.	2.48%	$14,164,000
11,204,000	02/10/05	Nestle Capital Corp. (6)	2.29%	11,197,586
7,788,000	02/08/05	Toyota Motor Credit Corp.	2.35%	7,784,441

Total Commercial Paper (at amortized cost)				$33,146,027

Short-Term Investments — 1.6%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$10,000,000	02/01/05	Investors Bank and Trust Company Time Deposit	2.50%	$10,000,000

Total Short-Term Investments (at amortized cost)				$10,000,000

Total Investments — 157.5% (identified cost $992,054,454)				$999,744,391

Other Assets, Less Liabilities — 4.6%				$29,578,294
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (62.1)%				$(394,467,890)

Net Assets Applicable to Common Shares— 100.0%				$634,854,795

Note: The Trust has made commitments to fund specified amounts under certain existing credit arrangments.  Pursuant to the terms of these arrangements, the Trust had unfunded loan commitments of $8,275,995 as of January 31, 2005.

PIK	-	Payment In Kind.

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium.  These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, the aggregate value of the securities is $37,380,520 or 5.9% of the Trust’s net assets.

(3)	Defaulted security.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	Non-income producing security.

(6)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid.  This security may be resold in transactions exempt from registration or to the public if the security is registered.  All such securities held have been deemed by the Portfolio’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

At January 31, 2005, the Trust had entered into Credit Default Swaps with Credit Suisse First Boston dated January 9, 2004 and January 27, 2004 whereby the Trust will receive 2.45% per year times the notional amounts of $5,200,000 and $5,200,000, respectively.  The Trust makes payment only upon a default event on underlying loan assets (50 in total, each representing 2% of the notional value of the swap).  At January 31, 2005, the Trust had sufficient cash segregated to cover potential obligations arising from open swap contracts.

The cost and unrealized appreciation (depreciation) in value of investments owned by the Trust at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$992,054,454

Gross unrealized appreciation	$10,493,857

Gross unrealized depreciation	(2,803,920)

Net unrealized appreciation	$7,689,937

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer

Date:	March 17, 2005

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	March 17, 2005